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R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.2%
	APPAREL & TEXTILE PRODUCTS - 2.9%
159	LVMH Moet Hennessy Louis Vuitton S.E.	$ 138,303
775	NIKE, Inc., Class B	81,577
		219,880
	ASSET MANAGEMENT - 3.0%
350	BlackRock, Inc.	230,143

	AUTOMOTIVE - 1.9%
5,089	Cie Generale des Etablissements Michelin SCA	144,452

	BANKING - 6.1%
6,117	DBS Group Holdings Ltd.	137,058
1,282	JPMorgan Chase & Company	173,980
22,758	Mitsubishi UFJ Financial Group, Inc.	152,293
		463,331
	BEVERAGES - 3.6%
43,016	Ambev S.A. - ADR	120,015
2,576	Coca-Cola Company	153,684
		273,699
	BIOTECH & PHARMA - 10.6%
871	CSL Ltd.	173,549
1,289	Novartis A.G.	123,340
1,414	Novo Nordisk A/S, Class B	226,497
4,265	Pfizer, Inc.	162,155
396	Roche Holding A.G.	125,292
		810,833
	CHEMICALS - 6.6%
506	Avery Dennison Corporation	81,532
1,634	Croda International PLC	123,963
2,170	Dow, Inc.	105,853
10,066	Victrex plc	193,919
		505,267
	COMMERCIAL SUPPORT SERVICES - 2.3%
4,525	Rollins, Inc.	177,923

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	CONSTRUCTION MATERIALS - 1.0%
3,285	James Hardie Industries plc - ADR	$ 80,811

	ELECTRIC UTILITIES – 6.9%
22,067	CLP Holdings Ltd.	160,770
17,591	National Grid plc	241,968
1,724	NextEra Energy, Inc.	126,645
		529,383
	ELECTRICAL EQUIPMENT - 1.7%
2,563	Kone OYJ, Class B	130,026

	GAS & WATER UTILITIES - 1.5%
20,666	Italgas SpA	117,498

	INSTITUTIONAL FINANCIAL SERVICES - 4.9%
1,097	Deutsche Boerse A.G.	189,340
5,177	Hong Kong Exchanges & Clearing Ltd.	189,479
		378,819
	INSURANCE - 1.1%
809	Swiss Re A.G.	81,016

	INTERNET MEDIA & SERVICES - 1.6%
18,258	Rightmove PLC	118,895

	MACHINERY - 1.4%
2,767	Washtec A.G.	106,309

	MEDICAL EQUIPMENT & DEVICES - 3.8%
873	Coloplast A/S - Series B	109,872
2,170	Medtronic PLC	179,589
		289,461
	OIL & GAS PRODUCERS - 8.7%
1,506	Chevron Corporation	226,833
667	Marathon Petroleum Corporation	69,975
4,207	Rubis SCA	114,651

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	OIL & GAS PRODUCERS - 8.7% (Continued)
5,383	Shell plc	$ 148,657
4,887	Woodside Energy Group Ltd.	109,010
		669,126
	RETAIL - CONSUMER STAPLES - 2.4%
13,000	BIM Birlesik Magazalar A/S	88,372
707	Target Corporation	92,568
		180,940
	SELF-STORAGE REIT - 1.9%
12,662	Safestore Holdings plc	147,161

	SEMICONDUCTORS – 3.0%
2,301	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	226,855

	SOFTWARE - 4.0%
700	Microsoft Corporation	229,872
1,968	Neste OYJ(a)	74,392
		304,264
	SPECIALTY FINANCE - 1.7%
3,831	Fidelity National Financial, Inc.	130,790

	TECHNOLOGY HARDWARE - 2.2%
954	Apple, Inc.	169,097

	TECHNOLOGY SERVICES - 3.7%
3,719	Experian PLC	130,988
674	Visa, Inc., Class A	148,974
		279,962
	TELECOMMUNICATIONS - 5.6%
4,484	BCE, Inc.	202,270
7,523	Telenor ASA	77,237
4,178	Verizon Communications, Inc.	148,862
		428,369

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TOBACCO & CANNABIS - 2.2%
1,881	Philip Morris International, Inc.	$ 169,309

	TRANSPORTATION & LOGISTICS - 1.9%
742	Union Pacific Corporation	142,850

	TOTAL COMMON STOCKS (Cost $7,684,980)	7,506,469

	TOTAL INVESTMENTS - 98.2% (Cost $7,684,980)	$ 7,506,469
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	135,943
	NET ASSETS - 100.0%	$ 7,642,412

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust